SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited

Description		Shares	Value
MLP Investments and Related Entities — 87.6%
Diversified—13.1%
Enterprise Products Partners LP		7,122,080	$203,050,501
Gathering/Processing—24.8%
Antero Midstream Partners LP		7,851,117	55,821,442
DCP Midstream LP		1,121,958	27,330,897
MPLX LP		4,363,400	121,782,494
Targa Resources Corp.		3,283,291	118,592,471
Western Midstream Partners LP		2,658,653	61,255,362
Total Gathering/Processing			384,782,666
Natural Gas Pipeline Transportation—23.5%
Energy Transfer LP		15,702,578	213,712,092
EQM Midstream Partners LP		1,759,261	53,252,830
TC PipeLines LP1		2,475,909	96,931,837
Total Natural Gas Pipeline Transportation			363,896,759
Other Energy—5.7%
Sunoco LP		251,442	7,887,736
USA Compression Partners LP		1,806,336	30,617,395
Westlake Chemical Partners LP1		2,392,855	50,632,812
Total Other Energy			89,137,943
Petroleum Pipeline Transportation—20.5%
Magellan Midstream Partners LP		1,816,993	121,157,093
Plains All American Pipeline LP		2,123,164	45,499,405
Plains GP Holdings LP, Class A		1,329,945	29,152,395
Shell Midstream Partners LP		2,145,044	41,206,295
Tallgrass Energy LP		4,179,204	81,828,814
Total Petroleum Pipeline Transportation			318,844,002
Total MLP Investments And Related Entities
(identified cost $1,475,372,895)			1,359,711,871
Common Stocks — 9.2%
Diversified—9.2%
Williams Cos., Inc.		6,063,362	143,095,343
Total Common Stocks
(identified cost $182,821,781)			143,095,343
Total Investments — 96.8%
(identified cost $1,658,194,676)			1,502,807,214
Other Assets in Excess of Liabilities — 3.2%			49,056,919
Net Assets — 100%			$1,551,864,133

INVESCO OPPENHEIMER STEELPATH MLP ALPHA FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS August 31, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1. Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

		Shares		Gross		Gross	Shares
	November 30, 2018			Additions	Reductions		August 31, 2019
MLP Investments and Related Entities
TC Pipelines LP [i]		3,313,464		407,117	(1,244,672)		2,475,909
Westlake Chemical Partners LP		2,073,802		410,831	(91,778)		2,392,855

							Change in
	Value	Dividends and Distributions					Unrealized
	August 31,	Return of				Realized	Appreciation/
	2019	Capital	Capital Gains	Income		Gain/(Loss)	(Depreciation)
MLP Investments and Related Entities
TC Pipelines LP [i]	$96,931,837	$6,092,509		$- $	- $	2,803,619	$35,835,329
Westlake Chemical Partners LP	50,632,812	3,182,772		-	-	68,366	(658,450)
	$147,564,649	$9,275,281		$- $	- $	2,871,985	$35,176,879

i. Is not an affiliate as of August 31, 2019. Was an affiliate during the period ended August 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP ALPHA FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited

Description		Shares	Value
MLP Investments and Related Entities — 115.3%
Diversified—17.3%
Enterprise Products Partners LP1		957,258	$27,291,426
Gathering/Processing—32.4%
Antero Midstream Partners LP1		1,040,324	7,396,703
DCP Midstream LP1		148,739	3,623,282
MPLX LP1		575,269	16,055,758
Targa Resources Corp.[1]		439,065	15,859,028
Western Midstream Partners LP1		353,167	8,136,970
Total Gathering/Processing			51,071,741
Natural Gas Pipeline Transportation—31.0%
Energy Transfer LP1		2,116,293	28,802,752
EQM Midstream Partners LP1		233,668	7,073,130
TC PipeLines LP1		330,748	12,948,784
Total Natural Gas Pipeline Transportation			48,824,666
Other Energy—7.5%
Sunoco LP1		33,464	1,049,766
USA Compression Partners LP1		240,520	4,076,814
Westlake Chemical Partners LP1		317,461	6,717,475
Total Other Energy			11,844,055
Petroleum Pipeline Transportation—27.1%
Magellan Midstream Partners LP1		242,578	16,175,101
Plains All American Pipeline LP1		286,785	6,145,802
Plains GP Holdings LP, Class A1		179,929	3,944,044
Shell Midstream Partners LP1		285,715	5,488,585
Tallgrass Energy LP1		558,889	10,943,047
Total Petroleum Pipeline Transportation			42,696,579
Total MLP Investments And Related Entities
(identified cost $206,542,068)			181,728,467
Common Stocks — 12.2%
Diversified—12.2%
Williams Cos., Inc.[1]		815,379	19,242,944
Total Common Stocks
(identified cost $24,588,938)			19,242,944
Total Investments — 127.5%
(identified cost $231,131,006)			200,971,411
Liabilities in Excess of Other Assets — (27.5)%			(43,393,348)
Net Assets — 100%			$157,578,063

INVESCO OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS August 31, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LP — Limited Partnership

1. As of August 31, 2019, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled
$120,854,804 as of August 31, 2019. The loan agreement requires continuous collateral whether the loan has a balance or not.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited

Description		Shares	Value
MLP Investments and Related Entities — 93.2%
Gathering/Processing—11.9%
Antero Midstream Partners LP		10,251,400	$72,887,454
DCP Midstream LP		2,741,043	66,771,808
EnLink Midstream LLC		12,498,883	99,241,131
Sanchez Midstream Partners LP1		1,758,705	788,427
Summit Midstream Partners LP1		11,150,202	53,743,974
Targa Resources Corp.		745,910	26,942,269
Western Midstream Partners LP		1,900,000	43,776,000
Total Gathering/Processing			364,151,063
Natural Gas Pipeline Transportation—20.9%
Energy Transfer LP		24,786,214	337,340,378
EQM Midstream Partners LP		3,712,831	112,387,394
TC PipeLines LP1		4,894,647	191,625,430
Total Natural Gas Pipeline Transportation			641,353,202
Other Energy—30.6%
CrossAmerica Partners LP1		5,059,477	86,921,815
GasLog Partners LP2		1,190,291	22,556,014
Global Partners LP1		3,881,379	73,047,553
Golar LNG Partners LP1,2		4,669,416	45,806,971
Hoegh LNG Partners LP2		484,142	7,078,156
KNOT Offshore Partners LP1,2		1,788,152	33,205,983
Sprague Resources LP1		1,638,339	26,393,641
Suburban Propane Partners LP1		4,584,901	106,919,891
Sunoco LP1		9,998,051	313,638,860
Teekay Offshore Partners LP2		440,043	519,251
USA Compression Partners LP1		13,210,459	223,917,280
Total Other Energy			940,005,415
Petroleum Pipeline Transportation—28.8%
Delek Logistics Partners LP		453,843	13,361,138
Genesis Energy LP1		9,956,274	206,493,122
Holly Energy Partners LP		1,121,964	30,236,930
NGL Energy Partners LP1		13,664,586	184,335,265
NuStar Energy LP1		7,825,269	215,038,392
PBF Logistics LP		1,770,231	36,820,805
Tallgrass Energy LP1		10,211,662	199,944,342
Total Petroleum Pipeline Transportation			886,229,994
Terminalling & Storage—1.0%
Blueknight Energy Partners LP1		2,140,334	2,675,418
Martin Midstream Partners LP1		8,047,133	27,843,080
Total Terminalling & Storage			30,518,498
Total MLP Investments And Related Entities
(identified cost $3,024,718,298)			2,862,258,172
Preferred MLP Investments and Related Entities—2.3%
Gathering/Processing—0.9%
Crestwood Equity Partners LP, 9.25%[3]		2,867,201	26,378,249
Other Energy—0.3%
Teekay Offshore Partners LP, 7.25%[2,3]		592,198	9,948,927
Petroleum Pipeline Transportation—1.1%
Blueknight Energy Partners LP, 11%[1,3]		799,993	4,359,962
GPM Petroleum LP, 10% [1,4,5] (Cost $19,747,748)		1,500,000	29,595,000
Total Petroleum Pipeline Transportation			33,954,962
Total Preferred MLP Investments And Related Entities

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited (Continued)

Description		Shares	Value
(identified cost $54,661,665)			$70,282,138
Total Investments — 95.5%
(identified cost $3,079,379,963)			2,932,540,310
Other Assets in Excess of Liabilities — 4.5%			139,633,734
Net Assets — 100%			$3,072,174,044

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS August 31, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
LLC — Limited Liability Company
LP — Limited Partnership

1. Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	November 30, 2018	Additions	Reductions	August 31, 2019
MLP Investments and Related Entities
American Midstream Partners LP [i]	6,227,012	-	(6,227,012)	-
Blueknight Energy Partners LP	2,140,334	-	-	2,140,334
CrossAmerica Partners LP	4,811,251	248,226	-	5,059,477
CSI Compressco LP [i]	4,440,244	173,898	(4,614,142)	-
Genesis Energy LP	8,765,274	1,191,000	-	9,956,274
Global Partners LP	3,631,379	250,000	-	3,881,379
Golar LNG Partners LP	4,569,416	100,000	-	4,669,416
KNOT Offshore Partners LP	1,788,152	-	-	1,788,152
Martin Midstream Partners LP	7,647,133	400,000	-	8,047,133
NGL Energy Partners LP	12,364,586	1,300,000	-	13,664,586
NuStar Energy LP	7,825,269	-	-	7,825,269
Sanchez Midstream Partners LP	1,758,705	-	-	1,758,705
Sprague Resources LP	1,635,016	3,323	-	1,638,339
Suburban Propane Partners LP	3,884,901	700,000	-	4,584,901
Summit Midstream Partners LP	10,750,202	400,000	-	11,150,202
Sunoco LP	9,339,784	658,267	-	9,998,051
Tallgrass Energy LP	8,809,126	1,600,000	(197,464)	10,211,662
TC Pipelines LP	4,716,646	600,000	(421,999)	4,894,647
USA Compression Partners LP	12,023,961	1,186,498	-	13,210,459
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	799,993	-	-	799,993
CSI Compressco LP - Preferred [i]	579,201	34,600	(613,801)	-
GPM Petroleum LP - Preferred ii	1,500,000	-	-	1,500,000

						Change in
		Dividends and Distributions				Unrealized
	Value	Return of			Realized	Appreciation/
	August 31, 2019	Capital	Capital Gains	Income	Gain/(Loss)	(Depreciation)
MLP Investments and Related Entities
American Midstream Partners LP [i]	$-	$-	$-	$-	$(43,035,733)	$46,149,239
Blueknight Energy Partners LP	2,675,418	168,662	173,791	-	-	(815,890)
CrossAmerica Partners LP	86,921,815	7,837,426	-	-	-	15,058,232
CSI Compressco LP [i]	-	41,364	4,777	-	(24,423,155)	19,924,166
Genesis Energy LP	206,493,122	15,277,252	556,050	-	-	2,928,975
Global Partners LP	73,047,553	5,399,344	360,782	-	-	10,865,689
Golar LNG Partners LP	45,806,971	5,621,714	-	-	-	(2,738,346)
KNOT Offshore Partners LP	33,205,983	1,607,567	-	1,181,950	-	(809,205)
Martin Midstream Partners LP	27,843,080	7,650,190	146,943	-	-	(48,650,236)
NGL Energy Partners LP	184,335,265	15,441,566	-	-	-	68,592,356
NuStar Energy LP	215,038,392	13,858,263	227,221	-	-	39,759,903
Sanchez Midstream Partners LP	788,427	-	527,612	-	-	(4,399,753)
Sprague Resources LP	26,393,641	3,280,774	-	-	-	491,357
Suburban Propane Partners LP	106,919,891	7,652,822	-	-	-	7,762,188
Summit Midstream Partners LP	53,743,974	12,505,679	87,053	-	-	(69,973,131)
Sunoco LP	313,638,860	24,670,799	-	-	-	59,508,776
Tallgrass Energy LP	199,944,342	13,170,847	-	2,095,196	(10,290)	(5,852,046)
TC Pipelines LP	191,625,430	10,009,627	-	-	2,793,459	54,824,610
USA Compression Partners LP	223,917,280	17,946,806	2,319,125	-	-	49,054,985
Preferred MLP Investments and Related Entities
Blueknight Energy Partners LP - Preferred	4,359,962	428,996	-	-	-	(138,999)
CSI Compressco LP - Preferred [i]	-	395,476	-	-	2,281,867	(2,887,473)
GPM Petroleum LP - Preferred ii	29,595,000	1,972,027	-	-	-	1,612,027
	2,026,294,406	164,937,201	4,403,354	3,277,146	(62,393,852)	240,267,424

i Is not an affiliate as of August 31, 2019. Was an affiliate during the period ended August 31, 2019.
ii. An affiliate due to the Manager sitting on the board.

2. Foreign security denominated in U.S. dollars.
3. Perpetual security. Maturity date is not applicable.
4. Restricted security. The aggregate value of restricted securities at period end was $29,595,000, which represents 1.0% of the Fund’s net assets.
5. The value of this security was determined using significant unobservable inputs.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited

Description		Shares	Value
MLP Investments and Related Entities — 92.5%
Diversified—4.7%
Enterprise Products Partners LP		5,345,683	$152,405,422
Gathering/Processing—26.4%
Antero Midstream Partners LP		14,284,304	101,561,401
Archrock, Inc.[1]		6,732,307	65,370,701
Crestwood Equity Partners LP		728,252	26,624,893
DCP Midstream LP		4,339,177	105,702,352
EnLink Midstream LLC		10,125,000	80,392,500
Hess Midstream Partners LP		475,970	9,038,670
MPLX LP		5,396,447	150,614,836
Summit Midstream Partners LP		2,798,908	13,490,736
Targa Resources Corp.		4,342,949	156,867,318
Western Midstream Partners LP		6,686,551	154,058,121
Total Gathering/Processing			863,721,528
Natural Gas Pipeline Transportation—16.4%
Energy Transfer LP		16,628,808	226,318,080
EQM Midstream Partners LP		3,604,344	109,103,493
TC PipeLines LP1		5,176,277	202,651,244
Total Natural Gas Pipeline Transportation			538,072,817
Natural Gas Pipelines—1.4%
CNX Midstream Partners LP		3,175,321	44,930,792
Other Energy—14.5%
CrossAmerica Partners LP		742,400	12,754,432
CSI Compressco LP1		5,432,951	15,972,876
GasLog Partners LP2		1,259,632	23,870,026
Global Partners LP1		2,035,056	38,299,754
Golar LNG Partners LP2		1,622,758	15,919,256
Suburban Propane Partners LP		1,944,028	45,334,733
Sunoco LP1		5,209,759	163,430,140
Teekay LNG Partners LP2		1,913,080	27,777,922
Teekay Offshore Partners LP2		99,700	117,646
USA Compression Partners LP		3,306,980	56,053,311
Westlake Chemical Partners LP1		3,544,043	74,991,950
Total Other Energy			474,522,046
Petroleum Pipeline Transportation—28.9%
Buckeye Partners LP		1,206,123	49,487,227
Genesis Energy LP1		7,565,701	156,912,639
Holly Energy Partners LP		4,901,210	132,087,609
Magellan Midstream Partners LP		2,519,067	167,971,388
NGL Energy Partners LP1		7,347,842	99,122,389
NuStar Energy LP		5,176,317	142,245,191
PBF Logistics LP		975,936	20,299,469
Plains All American Pipeline LP		4,310	92,363
Plains GP Holdings LP, Class A		5,250	115,080
Shell Midstream Partners LP		504,406	9,689,639
Tallgrass Energy LP1		8,467,971	165,802,872
Total Petroleum Pipeline Transportation			943,825,866

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS	August 31, 2019 Unaudited (Continued)

Description		Shares	Value
Production & Mining—0.2%
Alliance Resource Partners LP		410,013	$6,342,901
Terminalling & Storage—0.0%*
Martin Midstream Partners LP		200,000	692,000
Total MLP Investments And Related Entities
(identified cost $3,017,627,812)			3,024,513,372
Common Stocks — 3.9%
Diversified—3.9%
Williams Cos., Inc.		5,387,084	127,135,183
Total Common Stocks
(identified cost $162,018,862)			127,135,183
Preferred MLP Investments and Related Entities—2.5%
Gathering/Processing—0.8%
Crestwood Equity Partners LP, 9.25%[3]		2,867,200	26,378,240
Other Energy—0.5%
Global Partners LP, 9.75% [1,3,4] [3-Month USD Libor + 677.4]		600,000	15,600,000
Petroleum Pipeline Transportation—1.2%
GPM Petroleum LP, 10% [1,5,6] (Cost $26,018,715)		2,000,000	39,460,000
Total Preferred MLP Investments And Related Entities
(identified cost $61,431,576)			81,438,240
Short-Term Investments—0.4%
Money Market—0.4%
Fidelity Treasury Portfolio, Institutional Class, 1.971%[7]		12,025,131	12,025,131
Total Short-Term Investments
(identified cost $12,025,131)			12,025,131
Total Investments — 99.3%
(identified cost $3,253,103,381)			$3,245,111,926
Other Assets in Excess of Liabilities — 0.7%			23,732,954
Net Assets — 100%			$3,268,844,880

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND
See accompanying notes which are an integral part of this schedule.

SCHEDULE OF INVESTMENTS August 31, 2019 Unaudited (Continued)

Footnotes to Statement of Investments
GP — General Partnership
LLC — Limited Liability Company
LP — Limited Partnership

*. Rounds to less than 0.05%
1. Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2019, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	November 30, 2018	Additions	Reductions	August 31, 2019
MLP Investments and Related Entities
Archrock Inc. [i]	7,032,307	-	(300,000)	6,732,307
CSI Compressco LP	818,809	4,614,142	-	5,432,951
Genesis Energy LP	7,335,101	300,000	(69,400)	7,565,701
Global Partners LP	1,253,830	784,101	(2,875)	2,035,056
NGL Energy Partners LP	5,101,405	2,259,835	(13,398)	7,347,842
Sunoco LP	4,382,608	837,041	(9,890)	5,209,759
Tallgrass Energy LP [i]	8,440,403	300,000	(272,432)	8,467,971
TC Pipelines LP	5,190,531	-	(14,254)	5,176,277
TransMontaigne Partners LP [i]	2,095,321	-	(2,095,321)	-
Westlake Chemical Partners	3,317,354	321,776	(95,087)	3,544,043
Preferred MLP Investments and Related Entities
Global Partners LP - Preferred	600,000	-	-	600,000
GPM Petroleum LP Class A - Preferred ii	2,000,000	-	-	2,000,000

						Change in
		Dividends and Distributions				Unrealized
	Value	Return of			Realized	Appreciation/
	August 31, 2019	Capital	Capital Gains	Income	Gain/(Loss)	(Depreciation)
MLP Investments and Related Entities
Archrock Inc. [i]	$65,370,701	$2,753,514	$-	$-	$(1,165,639)	(129,516)
CSI Compressco LP	15,972,876	112,924	3,923	-	-	(1,603,087)
Genesis Energy LP	156,912,639	10,383,979	1,961,928	-	(1,104,118)	1,666,694
Global Partners LP	38,299,754	2,541,277	10,557	-	(7,455)	4,138,720
NGL Energy Partners LP	99,122,389	7,563,475	-	-	(168,840)	30,407,945
Sunoco LP	163,430,140	12,234,527	-	-	(24,822)	27,902,636
Tallgrass Energy LP [i]	165,802,872	11,259,276	-	1,747,946	(375,703)	(1,058,665)
TC Pipelines LP	202,651,244	9,937,338	156,402	-	(233,649)	58,631,034
TransMontaigne Partners LP [i]	-	1,366,884	235,357	-	12,825,768	(11,620,309)
Westlake Chemical Partners	74,991,950	4,595,222	-	-	174,353	(988,665)
Preferred MLP Investments and Related Entities						-
Global Partners LP - Preferred	15,600,000	1,096,875	-	-	-	1,621,875
GPM Petroleum LP Class A - Preferred ii	39,460,000	2,940,556	-	-	-	2,460,556
	$1,037,614,565	$66,785,847	$2,368,167	$1,747,946	$9,919,895	$111,429,218

i. Is not an affiliate as of August 31, 2019. Was an affiliate during the period ended August 31, 2019.
ii. An affiliate due to the Manager sitting on the board.

2. Foreign security denominated in U.S. dollars.
3. Perpetual security. Maturity date is not applicable.
4. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
5. Restricted security. The aggregate value of restricted securities at period end was $39,460,000, which represents 1.2% of the Fund’s net assets.
6. The value of this security was determined using significant unobservable inputs.
7. Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND
See accompanying notes which are an integral part of this schedule.

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the the financial statements may materially differ from the value received upon actual sale of those investments.

Oppenheimer SteelPath MLP Select 40 Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$3,024,513,372	$-	$-	$3,024,513,372
Common Stock	127,135,183	-	-	127,135,183
Preferred MLP Investments and Related Entities*	41,978,240	-	39,460,000	81,438,240
Short-Term Investment	12,025,131	-	-	12,025,131
Total	$3,205,651,926	$-	$39,460,000	3,245,111,926

Oppenheimer SteelPath MLP Alpha Fund

	Level 1 -	Level 2 -		Level 3 –	Total
MLP Investments and Related Entities	$1,359,711,871	$	- $	-	$1,359,711,871
Common Stock	143,095,343		-	-	143,095,343
Total	$1,502,807,214	$	- $	-	$1,502,807,214

Oppenheimer SteelPath MLP Income Fund

	Level 1 -	Level 2 -		Level 3 –	Total
MLP Investments and Related Entities	$2,862,258,172		$-	-	$2,862,258,172
Preferred MLP Investments and Related Entities*	40,687,138		-	29,595,000	70,282,138
Total	$2,902,945,310	$	- $	29,595,000	2,932,540,310

Oppenheimer SteelPath MLP Alpha Plus Fund

	Level 1 -	Level 2 -		Level 3 –	Total
MLP Investments and Related Entities	$181,728,467	$	- $	-	$181,728,467
Common Stock	19,242,944		-	-	19,242,944
Total	$200,971,411	$	- $	-	$200,971,411

* A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Income Fund
Beginning balance November 30, 2018	$37,756,840
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	(1,275,446)
Total realized gain/(loss)	2,281,867
Purchases	-
Payment in kind from distributions	395,476
Sales	(6,594,167)
Conversion to Common, at cost	(602,067)
Return of capital distributions	(2,367,503)
Transfers out of Level 3 during the period	-
Ending balance August 31, 2019	$29,595,000

Select 40 Fund
Beginning balance November 30, 2018	$39,940,000
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	2,460,556
Total realized gain/(loss)	-
Purchases	-
Payment in kind from distributions	-
Sales	-
Conversion to Common, at cost	(2,940,556)
Return of capital distributions	-
Transfers out of Level 3 during the period	-
Ending balance August 31, 2019	$39,460,000

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of August 31, 2019:

	Value as of August			Range of Unobservable	Unobservable Input
	31, 2019	Valuation Technique	Unobservable input	Inputs	Used
Assets Table
Investments, at Value:
Preferred Stocks	29,595,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10%(a)
			Average Estimated Yield	10.7%-12.2%	11.5%

Total	$29,595,000

(a) The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies' equity. Such security's fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security's fair valuation could decrease (increase) significantly based on a decrease (increase) in expected yields.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of August 31, 2019:

	Value as of August			Range of Unobservable	Unobservable Input
	31, 2019	Valuation Technique	Unobservable input	Inputs	Used
Assets Table
Investments, at Value:
Preferred Stocks	$39,460,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10%(a)
			Average Estimated Yield	10.7%-12.2%	11.5%

Total	$39,460,000

(a) The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies' equity. Such security's fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security's fair valuation could increase (decrease) significantly based on an increase (decrease) in expected yields.